OTHER LONG TERM LIABILITIES Obligations under Capital Lease (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2018 USD ($) containership vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 27, 2018 vessel	Sep. 30, 2018 containership	May 31, 2018 containership	Apr. 05, 2018 containership
Obligations under Capital Lease [Abstract]
Term of charters, minimum (in years)		6 years
Term of charters, maximum (in years)		8 years
Number of container vessels contracted to be chartered in | vessel	2	4	2		2
Term of lease or charter	15 years	7 years
Number of Container Vessels acquired | containership		15				3	4	15
Capital Leased Assets, Number of Units | containership		7
Number of year before option to buy vessel is available		6
2019		$ 130,169
2020		126,868
2021		126,726
2022		126,726
2023		126,726
Thereafter		976,801
Total lease obligations		1,614,016
Less: imputed interest payable		(441,965)
Present value of obligations under capital leases		1,172,051	$ 239,607
Less: current portion		(67,793)	(9,031)
Obligations under capital leases - long-term portion		1,104,258	230,576
Finance Lease, Interest Expense		$ 21,800	$ 16,000	$ 200